FINANCIAL RISK MANAGEMENT (Financial Assets and Liabilities at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 1,760,403	$ 2,062,207
Financial liabilities, at fair value	1,081	50,342
Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,564,105	1,925,316
Financial liabilities, at fair value	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	196,069	136,349
Financial liabilities, at fair value	1,081	50,342
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	229	542
Financial liabilities, at fair value	0	0
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	1,081	50,342
Derivative financial instruments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	0	0
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	1,081	50,342
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	0	0
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	332,317	423,927
Cash and cash equivalents | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	332,317	423,927
Cash and cash equivalents | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Cash and cash equivalents | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Other investments
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,385,505	1,633,797
Other investments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,231,788	1,501,389
Other investments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	153,488	131,866
Other investments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	229	542
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	42,581	4,483
Derivative financial instruments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	42,581	4,483
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 0	$ 0